Acquisitions and Disposals	12 Months Ended
Dec. 31, 2017
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Acquisitions and Disposals

21. ACQUISITIONS AND DISPOSALS

Business combinations are accounted for using the acquisition accounting method as at the acquisition date, which is the date at which control is transferred to the Group.

Goodwill is measured at the acquisition date as the fair value of consideration transferred, plus non-controlling interests and the fair value of any previously-held equity interests less the net recognised amount (which is generally fair value) of the identifiable assets and liabilities assumed. Goodwill is subject to an annual review for impairment (or more frequently if necessary) in accordance with our accounting policies. Any impairment is charged to the income statement as it arises. Detailed information relating to goodwill is provided in note 9 on pages 108 to 110.

Transaction costs are expensed as incurred, within non-underlying items.

Changes in ownership that do not result in a change of control are accounted for as equity transactions and therefore do not have any impact on goodwill. The difference between consideration and the non-controlling share of net assets acquired is recognised within equity.

2017

In 2017, the Group completed the following business acquisitions and disposals as listed below. In each case 100% of the businesses were acquired unless stated otherwise. Total consideration for 2017 acquisitions is €4,912 million (2016: €2,069 million for acquisitions completed during that year). More information related to the 2017 acquisitions is provided on page 134 and 135.

DEAL COMPLETION DATE	ACQUIRED/DISPOSED BUSINESS

1 February 2017	Acquired Living Proof, an innovative premium hair care business, using patented technology and breakthrough science. Living Proof forms part of our prestige Personal Care business.

28 March 2017	Sold the AdeS soy beverage business in Latin America to Coca-Cola FEMSA and The Coca-Cola Company.

1 May 2017	Acquired Kensington’s, a condiment maker. Kensington’s is a mission-driven company with a leading brand sold in the organic and naturals marketplace.

1 August 2017	Acquired 60% of EAC Myanmar, a home care business to form Unilever EAC Myanmar Company Limited.

1 August 2017	Acquired Hourglass, a luxury colour cosmetics business, known for innovation and exceptional product. Hourglass forms part of our prestige Personal Care business.

7 September 2017	Acquired Pukka Herbs, an organic herbal tea business, that enhances our presence in the Naturals segment of Refreshment.

9 September 2017

Acquired Weis, an ice cream business. Weis is a second-generation Australian ice cream and frozen dessert manufacturer with the original iconic Fruito Bar and aims to increase our market position in Refreshment.

1 November 2017

Acquired 98% of Carver Korea, a leading skincare business in North Asia from Bain Capital Private Equity and Goldman Sachs. The brands acquired provide Unilever a presence in South Korea. Further details are provided below.

1 December 2017

Acquired Mãe Terra, a Brazilian naturals and organic food business. Mãe Terra is a fast-growing and well-loved brand in Brazil and adds to the Foods business by providing health-conscious consumers with organic and nutritious food products.

11 December 2017	Acquired TAZO, the leading brand in the speciality tea category, which enhances our presence in the Black, Green and Herbal tea segments of Refreshment.

18 December 2017	Acquired Sundial Brands, a leading haircare and skincare company recognised for its innovative use of high-quality and culturally authentic ingredients.

31 December 2017

Acquired Schmidt’s Naturals, a personal care company. Schmidt’s Naturals is a strong, innovative brand in the fast-growing naturals category, that will complement our existing portfolio of US deodorants.

In addition to the completed deals in the table above:

–	On 15 May 2017, the Group announced that it had signed an agreement to purchase the home and personal care business of Quala in Latin America. This transaction is expected to complete during the first quarter of 2018.

–	On 22 September 2017, the Group announced the disposal of the South African spreads business plus a cash consideration of €331m in exchange for Remgro’s 25.75% shareholding in Unilever South Africa. Subject to regulatory approval, this transaction is expected to complete during 2018.

–	On 15 December 2017, the Group announced that it had signed an agreement with KKR to sell its global spreads business (excluding South Africa). The sale includes the disposal of the Baking, Cooking and Spreads entities in North America and Europe as well as brands such as Rama, Becel, Blue Band, Country Crock, Flora, I Can’t believe It’s Not Butter and Pro Activ. Subject to regulatory approval, the sale is expected to complete during 2018.

Information on assets and liabilities held for sale in relation to the spreads business is provided in note 22.

Carver Korea

The Group acquired 98% equity of Carver Korea for a cash consideration of €2,284 million. This acquisition adds the AHC brand to Unilever’s portfolio.

The provisional fair value of net assets for the acquisition that is recognised on the balance sheet is €1,281 million; the provisional fair values have been determined pending the completion of valuations in 2018. The intangible assets are principally brands. No contingent liabilities were acquired. Further details of the provisional fair values of net assets acquired are provided on page 135.

The provisional estimate of goodwill is €1,030 million. It represents the future value which the Group believes it will obtain through operational synergies and the market position.

Total acquisition-related costs incurred to date for Carver Korea are €1 million which have been recorded within non-underlying items in the income statement for the year ended 31 December 2017.

Since acquisition, Carver Korea has contributed €75 million to Group revenue and €23 million to Group operating profit. If the acquisition had taken place at the beginning of the year, Group revenue would have been €53,984 million and Group operating profit would have been €8,982 million.

Effect on Consolidated Income Statement

The acquisition deals completed in 2017 have contributed €230 million to Group revenue and €32 million to Group operating profit since the relevant acquisition dates.

If the acquisition deals completed in 2017 had all taken place at the beginning of the year, Group revenue would have been €54,440 million and Group operating profit would have been €9,060 million.

2016

In 2016, the Group completed the following business acquisitions and disposals listed below. For the businesses acquired, the acquisition accounting has been finalised and subsequent changes to the provisional numbers published last year were immaterial.

DEAL COMPLETION DATE	ACQUIRED/DISPOSED BUSINESS

31 March 2016	Sold the bread and bakery business under the brand ‘Modern’ in India to Nimman Foods Private Limited, part of the Everstone Group.

7 April 2016	Acquired Indulekha and Vayodha brands from Mosons Group.

6 May 2016	Sold local Alberto Culver brands Antiall, Farmaco, Veritas, the rights for VO5 in Argentina and a manufacturing plant to Santiago Saenz.

31 July 2016	Sold the Rice Exports business in India to LT Foods Middle East DMCC, a Group company of LT Foods Limited.

10 August 2016	Acquired Dollar Shave Club, a subscription-based direct-to-consumer male grooming business.

20 October 2016	Acquired Seventh Generation, a North American home and personal care eco-friendly naturals business.

1 December 2016	Acquired Blueair, a supplier of innovative mobile indoor air purification technologies and solutions.

EFFECT ON CONSOLIDATED BALANCE SHEET

ACQUISITIONS

The following table sets out the effect of the acquisitions in 2017, 2016 and 2015 on the consolidated balance sheet. The fair values currently used for opening balances of all acquisitions made in 2017 are provisional, with the exception of Living Proof, Inc. whose opening balance sheet was finalised within 2017. Balances remain provisional due to missing relevant information about facts and circumstances that existed as of the acquisition date and where valuation work is still ongoing, notably for acquisitions which completed in the second half of 2017.

Detailed information relating to goodwill is provided in note 9 on pages 108 to 110. The value of goodwill which is expected to be tax deductible is €568 million.

	€ million	€ million	€ million
	2017	2016	2015
Net assets acquired	2,423	929	999
Non-controlling interest	(50)	-	-
Goodwill	2,539	1,140	1,012
Total consideration	4,912	2,069	2,011
In 2017 the net assets acquired and total consideration consist of:
	Carver Korea	Other acquisitions	€ million 2017
Intangible assets	1,520	1,090	2,610
Other non-current assets	14	79	93
Trade and other receivables	18	78	96
Other current assets	150	99	249
Non-current liabilities	(369)	(119)	(488)
Current liabilities	(52)	(85)	(137)
Net assets acquired	1,281	1,142	2,423
Non-controlling interest	(27)	(23)	(50)
Goodwill	1,030	1,509	2,539
Cash consideration	2,284	2,541	4,825
Deferred consideration	-	87	87
Total consideration	2,284	2,628	4,912

No contingent liabilities were acquired in the other acquisitions described above.

Goodwill represents the future value which the Group believes it will obtain through operational synergies and the application of acquired company ideas to existing Unilever channels and businesses.

DISPOSALS

The following table sets out the effect of the disposals in 2017, 2016 and 2015 on the consolidated balance sheet. The results of disposed businesses are included in the consolidated financial statements up to their date of disposal.

	€ million	€ million	€ million
	2017	2016	2015
Goodwill and intangible assets	71	85	47
Other non-current assets	92	29	2
Current assets	10	5	23
Trade creditors and other payables	(8)	-	(2)
Net assets sold	165	119	70
(Gain)/loss on recycling of currency retranslation on disposal	66	-	-
Profit/(loss) on sale attributable to Unilever	332	(95)	(9)
Consideration	563	24	61

Cash	560	16	62
Cash balances of businesses sold	-	8	(1)
Non-cash items and deferred consideration	3	-	-
	563	24	61